Employee Benefit Plan, Fair Value and NAV Practical Expedient (Tables)	12 Months Ended
Dec. 31, 2025
EBP001
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value and NAV
The following tables set forth by level within the fair value hierarchy provide a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

	Total December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Parent common stock	$48,667,405	$48,667,405	$—	$—
Money market fund	22,726,410	22,726,410	—	—
Mutual funds	86,223,150	86,223,150	—	—
Self-directed brokerage account(a)	54,989,743	54,989,743	—	—
Total assets measured at fair value	212,606,708	$212,606,708	$—	$—

Common/collective trust funds measured at Net Asset Value	1,450,208,819
Total Investments at fair value	$1,662,815,527

	Total December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Parent common stock	$43,723,867	$43,723,867	$—	$—
Money market fund	19,417,975	19,417,975	—	—
Mutual funds	80,066,990	80,066,990	—	—
Self-directed brokerage account(a)	45,979,910	45,979,910	—	—
Total assets measured at fair value	189,188,742	$189,188,742	$—	$—

Common/collective trust funds measured at Net Asset Value(b)	1,279,048,131
Total Investments at fair value	$1,468,236,873
(a)The brokerage account is invested in a variety of classes of common stocks, mutual funds, exchange-traded funds and a fixed income security as directed by participants.

The valuation methods as described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
(b)In accordance with Subtopic 820-10, certain investments that are measured at fair value                                                                         using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy, and for the Plan this would include the common collective trust investments. There are a few investments with redemption restrictions and those are as follows:

MFS Growth Equity Fund CLS and ClearBridge Small Cap Growth R2 CIT- Advance written notice is required for any redemption directed by a Plan sponsor; redemptions of $1,000,000 or more of a Plan's assets invested in the Fund require five business days advance notice for most funds. Redemptions will be made on a pro rate basis from the Plan's interest in the Fund.

Eagle Mid Cap Growth CIT FDRS- A withdrawal request initiated by a participating plan for in excess of 20% of such participating plan's investment in a Fund must be provided to the Trustee not less than five business days prior to the proposed withdrawal date.

Putnam Large Cap Value Trust IA, Putnam Small Cap Growth Class S, and PGIM Total Return Bond CIT CL LP- The plan fiduciary expressly acknowledges and agrees to the restrictions on withdrawal set forth in the Declaration of Trust (including the applicable Fund Declaration as may be appended to the Declaration of Trust). Advance written notice of five business days is required for any plan sponsor directed withdrawal that will exceed one million.
Pioneer Multi-Sector Fixed Income CL R1-The fund requires a plan to provide advance written notice of five business days for plan directed withdrawals which will exceed $1,000,000 of the assets invested in the fund.

Goldman Sachs Stable Value Inst CL 1 and Goldman Sachs Stable Value Inst CL S- At the Plan level- the fund requires 12 months-notice for liquidation. The Plan can liquidate without 12 months-notice at current market value, but may incur a market value adjustment if the market value is less than book value. Participants are fully liquid but may be subject to transaction restrictions imposed by the Plan recordkeeper.

BlackRock LifePath Target Date Series- This agreement shall be terminated by the manager or the named fiduciary, at any time, by giving thirty days advance written notice to the other party. Such termination is effective upon the end of the notice period and redemption of all assets from the collective funds in which the participating plan is vested.

All other common collective trust funds are redeemed on a daily basis and do not have any redemption restrictions.